May 1, 2008

VIA EDGAR

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549

RE:          Separate Account II of Integrity Life Insurance Company

Registration Nos. 033-51268 and 811-07134

PINNACLE III and PINNACLE V Prospectuses and Statements of Additional

Information

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the form of Prospectuses and Statements of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Registrant’s Post-Effective Amendment number 30 to its Registration Statement number 033-51268 on Form N-4, which was filed electronically on April 23, 2008.

Sincerely,

/s/ Rhonda S. Malone

Rhonda S. Malone
Associate Counsel – Securities
Western & Southern Financial Group, Inc.